UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2011

Date of reporting period:	11/30/2010

Item 1.	Schedule of Investments

Prudential National Muni Fund, Inc.

Schedule of Investments

as of November 30, 2010 (Unaudited)

Description(a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 98.0%
Alaska — 0.3%
Alaska Student Loan Corp. Ed. Ln. Rev., Ser. A-2, A.M.T.	AAA(b)	5.000%	06/01/18	$ 2,000	$ 2,092,380

Arizona — 2.8%
Arizona Health Facs. Auth. Rev., Banner Health, Ser. D	A+(b)	5.500%	01/01/38	2,500	2,543,850
Arizona St. Ctfs. Part. Dept. Admin., Ser. A, A.G.C.	Aa3	5.250%	10/01/28	2,000	2,036,660
Arizona St. Trans. Brd. Excise Tax Rev., Maricopa Cnty. Regl. Reg. Area Rd.	Aa1	5.000%	07/01/25	2,000	2,175,880
Maricopa Cnty. Indl. Dev. Auth. Health Facs. Rev., Catholic Healthcare West, Ser. A	A2	5.250%	07/01/32	2,500	2,455,550
Maricopa Cnty. Poll. Ctl. Corp., Poll. Ctl. Rev., Rfdg. South Calif. Edl. Co., Rmkt., Ser. A	A1	5.000%	06/01/35	1,250	1,222,362
Phoenix Civic Impt. Corp.,
Arpt. Rev., Jr. Lien., Ser. A	A1	5.000%	07/01/40	1,500	1,454,865
Wtr. Sys. Rev., Jr. Lien, Ser. A	Aa2	5.000%	07/01/39	5,000	5,158,250
Salt River Proj. Arizona Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. A	Aa1	5.000%	01/01/39	5,000	5,113,250
Tucson Cnty., GO, Ser. A	Aa2	7.375%	07/01/12	1,100	1,212,090

					23,372,757

California — 9.2%
Anaheim Pub. Fin. Auth. Lease Rev., A.G.C.,
Sr. Pub. Impts. Proj., Ser. A	Aa3	6.000%	09/01/24	5,500	6,196,905
Sub. Pub. Impts. Proj., Ser. C	Aa3	6.000%	09/01/16	6,690	7,505,712
California Cnty. Tobacco Securitization Corp., Tobacco Conv. Bonds Asset Bk., Ser. B	NR	5.100%	06/01/28	1,250	1,051,363
California Edl. Facs. Auth. Rev., Univ. Southern Calif.,
Ser. A	Aa1	5.000%	10/01/38	3,000	3,060,210
Ser. A	Aa1	5.250%	10/01/38	1,000	1,043,630
California Health Facs. Fin. Auth. Rev., Rfdg.,
Scripps Health, Ser. A	A1	5.000%	11/15/36	1,000	964,760
Stanford Hosp., Ser. B	Aa3	5.000%	11/15/36	3,000	2,894,280
California Infrastructure & Econ. Dev. Bk. Rev. & Econ. Dev., Walt. Dis. Fam. Musm., Walt & Lilly Dis.	A1	5.250%	02/01/38	3,000	2,974,020
California Poll. Ctl. Fin. Auth. Solid Wste. Disp. Rev.,
Pac. Gas. Poll. Ctl. Rev., F.G.I.C., A.M.T.	A3	4.750%	12/01/23	2,500	2,446,150
Wste. Mgmt., Inc. Proj., Ser. B, A.M.T.	BBB(b)	5.000%	07/01/27	1,000	975,740

California Poll. Ctl. Fin. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	Baa2	5.250%	08/01/40	1,250	1,188,675
California St. Dept. Wtr. Res. Pwr. Supply Rev., Ser. L	Aa3	5.000%	05/01/20	3,000	3,445,020
California St., GO,
F.G.I.C., T.C.R.S.	A1	4.750%	09/01/23	1,500	1,500,030
Var. Purp.	A1	5.000%	10/01/29	2,000	1,949,840
Var. Purp.	A1	5.250%	11/01/40	1,250	1,215,050
Var. Purp.	A1	5.500%	11/01/39	1,000	1,002,750
Var. Purp.	A1	6.000%	03/01/33	1,500	1,600,740
Var. Purp.	A1	6.000%	04/01/38	3,500	3,660,685
Var. Purp.	A1	6.000%	11/01/39	2,000	2,095,480
California Statewide Cmntys. Dev. Auth. Rev., Cottage Health	A+(b)	5.000%	11/01/40	1,600	1,494,256
Chico Redev. Agcy. Tax Alloc., Chico Amended & Merged Redev., A.M.B.A.C.	A+(b)	5.000%	04/01/30	1,000	928,490
Elsinore Valley Muni. Wtr. Dist. Ctfs. Part. Rfdg., Ser. A, B.H.A.C.	Aa1	5.000%	07/01/29	1,500	1,561,380
Folsom Cordova Uni. Sch. Dist. Sch. Facs. Impvt. Dist. No. 2, GO, Ser. A, C.A.B.S., NATL	Aa2	5.590%(c)	10/01/21	60	33,293
Fresno Calif. Swr. Rev., Ser. A, A.G.C.	Aa3	5.000%	09/01/33	2,500	2,541,575

Golden St. Tobacco Securitization Corp., Tobacco Settlement Rev.,
Asset Bkd., Ser. A-1	Baa3	5.750%	06/01/47	1,000	714,530
C.A.B.S. Asset Bkd., Ser. A-2 (Converts to 5.30% on 12/01/12)	Baa3	8.110%(c)	06/01/37	5,000	3,017,500
C.A.B.S., Asset Bkd., Ser. A, A.M.B.A.C. (Converts to 4.60% on 06/01/10)	A2	4.600%	06/01/23	2,000	1,928,440
Enhanced Asset Bkd., Ser. A	A2	5.000%	06/01/45	1,000	897,610
Los Angeles Calif. Cmnty. College Dist. 2008 Elec., Sec. C, GO	Aa1	5.250%	08/01/39	1,250	1,272,675
M-S-R Energy Auth., Ser. A	A(b)	6.500%	11/01/39	2,000	2,168,360
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., C.A.B.S., A.M.B.A.C.	A+(b)	6.620%(c)	08/01/25	2,000	781,440
San Francisco City & Cnty. Arpts. Commn. Int’l. Arpt. Rev., Second Ser., Ser. F	A1	5.000%	05/01/40	1,250	1,207,012
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev., Ser. A, C.A.B.S., NATL	Baa1	8.370%(c)	01/15/36	21,000	2,678,130
Santa Margarita Dana Point Auth. Impvt. Rev., Dists. 3, 3A, 4, 4A, Ser. B, NATL	Baa1	7.250%	08/01/14	2,000	2,327,800
Tuolumne Wind Proj. Auth., Tuolumne Co. Proj., Ser. A	A1	5.625%	01/01/29	1,000	1,065,740
University Calif. Rev.,
Ser. O	Aa1	5.750%	05/15/34	750	825,300
Ser. Q	Aa1	5.000%	05/15/34	1,000	1,031,360
Unrefunded Bal. U.C.L.A. Med. Center, Ser. A, A.M.B.A.C.	NR	5.250%	05/15/30	850	829,745
Ventura Cnty. Cmnty. College Dist., Election 2002, Ser. C, GO	Aa2	5.500%	08/01/33	2,000	2,113,760

					76,189,436

Colorado — 2.3%
Colorado Health Facs. Auth. Rev., Adventist Health/Sunbelt, Ser. D	Aa3	5.250%(d)	11/15/35	3,500	3,490,270
Denver City & Cnty. Arpt. Rev. Sys.,
Ser. A, NATL	A1	5.000%	11/15/25	10,000	10,359,000
Ser. B, A.M.T., NATL	A1	5.000%	11/15/15	2,500	2,775,075
Platte Riv. Pwr. Auth. Colo. Pwr. Rev., Ser. HH	Aa2	5.000%	06/01/27	1,500	1,615,065
University Colo. Enterprise Sys. Rev., Ser. A	Aa2	5.375%	06/01/32	1,000	1,057,630

					19,297,040

Connecticut — 0.2%
Connecticut St. Health & Edl. Facs. Auth. Rev., Stamford Hosp., Ser. I	A(b)	5.000%	07/01/30	2,000	2,015,060

District of Columbia — 2.1%
District of Columbia, GO, Ser. E, B.H.A.C.	Aa1	5.000%	06/01/28	5,000	5,170,550
District Columbia Rev.,
Brookings Inst.	Aa3	5.750%	10/01/39	5,000	5,326,350
Natl. Pub. Radio., Ser. A	Aa3	5.000%	04/01/43	1,000	985,730
District of Columbia Wtr. & Swr. Auth., Pub. Util. Rev., Ser. A	Aa2	5.500%	10/01/39	2,000	2,102,400

Metropolitan Washington DC Arpt. Auth. Sys.,
Ser. A, A.M.T.	Aa3	5.000%	10/01/25	3,000	3,055,830
Ser. A, A.M.T.	Aa3	5.250%	10/01/27	1,000	1,027,720

					17,668,580

Delaware — 0.3%
Delaware Health Facs. Auth. Rev., Christiana Care Svcs., Ser. A	Aa3	5.000%	10/01/40	2,500	2,480,675

Florida — 9.0%
Bayside Impvt. Cmnty. Dev. Dist., Cap. Impvt. Rev., Ser. A	NR	6.300%	05/01/18	370	337,399
Citizens Ppty. Ins. Corp., High Risk Sr. Secd.,
High Act-A-1	A2	6.000%	06/01/16	1,500	1,655,280
Ser. A-1	A2	5.250%	06/01/17	1,000	1,049,170
Florida St. Brd. Ed. Cap., Outlay, GO	Aa1	9.125%	06/01/14	740	819,535

Florida St. Brd. Ed. Lottery Rev., Ser. B	A1	5.000%	07/01/23	5,185	5,594,926
Florida St. Dept. Environ. Prot. Pres. Rev., Florida Forever, Ser. A, NATL	Aa3	5.250%	07/01/17	2,950	3,039,621
Greater Orlando Aviation Auth. Arpt. Facs. Rev., Ser. A, A.G.C., A.M.T.	Aa3	5.000%	10/01/23	4,240	4,288,166
Halifax Hosp. Med. Ctr. Rev., Ser. B2, A.G.C.	AA+(b)	5.375%	06/01/31	4,000	4,038,080
Highlands Cmnty. Dev. Dist. Rev., Spl. Assmt. (original cost $500,000; purchased 10/06/05)(e)(f)(g)	NR	5.550%	05/01/36	500	260,265
Highlands Cnty. Health Facs. Auth. Rev.,
Adventist Health, Ser. B (Pre-refunded Date 11/15/18)(h)	Aa3	5.000%	11/15/25	205	238,712
Adventist Health, Unrefunded Bal., Ser. B	Aa3	5.000%	11/15/25	1,410	1,421,041
Adventist Health/Sunbelt, Rmkt., Ser. B	Aa3	6.000%	11/15/37	2,440	2,560,487
Hillsborough Cnty. Aviation Auth. Rev., Tampa Int’l. Arpt., Ser. A, A.M.T., NATL	Aa3	5.500%	10/01/15	1,000	1,091,520
Jacksonville Aviation Auth. Rev., A.M.T., A.M.B.A.C.	A2	5.000%	10/01/26	1,855	1,813,207
Jacksonville Econ. Dev. Cmnty., Anheuser Busch Proj., Ser. B, A.M.T.	Baa2	4.750%	03/01/47	1,500	1,273,215
JEA Wtr. & Swr. Sys. Rev., Ser. D	Aa2	5.000%	10/01/39	2,000	2,028,180
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt.,
Ser. A, A.M.T., A.G.C.	Aa3	5.500%	10/01/24	2,665	2,753,798
Ser. B	A2	5.000%	10/01/41	2,500	2,390,900
Ser. C, A.M.T., A.G.C.	Aa3	5.250%	10/01/26	5,000	5,011,000
Miami Dade Cnty. Expwy. Auth. Toll Sys. Rev., Ser. A	A3	5.000%	07/01/40	1,000	969,910
Miami Dade Cnty. Wtr. & Swr. Rev., Rfdg. Sys., Ser. B, A.G.C.	Aa2	5.250%	10/01/22	5,000	5,650,000
Orlando Util. Commn. Sys. Rev., Ser. A	Aa1	5.250%	10/01/39	5,000	5,222,600
Palm Beach Cnty. Arpt. Sys. Rev.,
Ser. A, A.M.T., NATL	A2	5.000%	10/01/22	3,065	3,083,758
Ser. A, A.M.T., NATL	A2	5.000%	10/01/23	2,350	2,348,731
Ser. A, A.M.T., NATL	A2	5.000%	10/01/34	1,250	1,130,575
Paseo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A (original cost $300,000; purchased 06/17/05)(e)(f)(g)	NR	5.400%	05/01/36	300	71,880
Polk Cnty. Sch. Dist. Sales Tax Rev.,
Sch. Impvt., A.G.C.	Aa3	5.250%	10/01/17	2,580	2,834,930
Sch. Impvt., A.G.C.	Aa3	5.250%	10/01/18	2,325	2,545,805
Reunion West Cmnty. Dev. Dist. Spl. Assmt. Rev.(f)	NR	6.250%	05/01/36	985	527,438
South Lake Cnty. Hosp. Dist. Rev.,
South Lake Hosp. Inc.	A2	5.250%	10/01/34	750	721,350
South Lake Hosp. Inc., Ser. A	Baa2	6.250%	04/01/39	2,500	2,533,400
South Miami Health Facs. Auth. Hosp. Rev., Baptist Health South Fl. Grp.	Aa3	5.000%	08/15/27	3,750	3,824,625
West Palm Beach Cmnty. Redev. Agy., Northwood-Pleasant Cmnty. Redev., Tax Allocation Rev.	A(b)	5.000%	03/01/35	1,000	904,880

					74,034,384

Georgia — 2.0%
Athens Clarke Cnty. Univs., Govt. Wtr. & Swr. Rev.	Aa2	5.625%	01/01/33	2,000	2,145,420
Burke Cnty. Dev. Auth. Poll. Ctl. Rev., Oglethorepe Pwr. Vogtle. Proj., Ser. B	Baa1	5.500%	01/01/33	750	768,960
Forsyth Cnty. Sch. Dist. Dev., GO	Aa1	6.750%	07/01/16	500	590,800
Fulton Cnty. Sch. Dist., GO	Aa1	6.375%	05/01/17	750	929,595
Gwinnett Cnty. Hosp. Auth. Rev., Gwinnett Hosp. Sys., Ser. D, A.G.C.	Aa3	5.500%	07/01/41	1,500	1,509,090
Newnan Hosp. Auth. Rev., Antic Ctfs. Newnan Hosp. Inc., NATL (Pre-refunded Date 01/01/13)(h)	Aa3	5.500%	01/01/21	3,185	3,498,245
Private Colleges & Univs. Auth. Rev., Emory Univ., Ser. C	Aa2	5.250%	09/01/39	5,000	5,250,000
Richmond Cnty. Hosp. Rev., Rev. Antic. Ctfs. Univ. Health Svcs. Inc., Proj.	A1	5.500%	01/01/36	2,000	1,970,460

					16,662,570

Guam — 0.1%
Guam Govt. Wtrwks. Auth., Wtr. & Wastewtr. Sys. Rev.	Ba2	6.000%	07/01/25	500	505,245

Hawaii — 1.1%
Hawaii Pac. Health Spl. Purp. Rev.,
Ser. A	A3	5.500%	07/01/40	1,000	964,590
Ser. B	A3	5.750%	07/01/40	500	499,970
Hawaii St. Dept. Budget & Fin. Spl. Purp. Rev., Hawaiian Elec. Co., Inc. Proj., Ser. C., A.M.B.A.C., A.M.T.	Baa1	6.200%	11/01/29	8,000	8,006,000

					9,470,560

Idaho — 0.5%
Idaho Health Facs. Auth. Rev.,
St. Luke Reg. Med. Ctr., Rmkt.	Aa3	5.000%	07/01/35	2,000	1,994,300
Trinity Health Grp., Ser. B	Aa2	6.250%	12/01/33	1,000	1,083,050
Idaho Hsg. & Fin. Assn., Grant & Rev., Antic. Fed. Hwy. Tran, Ser. A	Aa2	5.000%	07/15/27	1,250	1,307,850

					4,385,200

Illinois — 8.1%
Chicago Brd. Edu., Rfdg., Dedicated Rev., Ser. F, GO	Aa2	5.000%	12/01/31	2,500	2,505,850
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien,
Ser. A, NATL	A1	5.250%	01/01/26	6,000	6,152,940
Ser. B, Rfdg., NATL	A1	5.250%	01/01/15	1,000	1,102,080
Ser. B-1, X.L.C.A.	A1	5.250%	01/01/34	1,975	1,974,901
Chicago Rfdg. Proj., GO, Ser. A, A.G.C.	Aa3	5.000%	01/01/29	5,000	5,010,650
Illinois Fin. Auth. Rev.,
Advocate Healthcare, Ser. B	Aa2	5.375%	04/01/44	2,000	2,003,180
Central DuPage Health, Ser. 09	AA(b)	5.250%	11/01/39	2,000	1,914,000
Central DuPage Health, Ser. B	AA(b)	5.500%	11/01/39	1,500	1,503,075
Northwestern Mem. Hosp., Ser. A (Pre-refunded Date 08/15/14)(h)	NR	5.250%	08/15/34	5,000	5,719,100
Northwestern Mem. Hosp., Ser. A	Aa2	6.000%	08/15/39	1,000	1,074,200
Provena Health, Ser. A	Baa1	6.000%	05/01/28	1,500	1,491,900
Student Hsg. Rev., Ed. Advancement Fund, Ser. B	Baa3	5.000%	05/01/30	4,000	3,470,280
Univ. of Chicago, Ser. B	Aa1	6.250%	07/01/38	5,000	5,652,850
Illinois St., Build Illinois Bonds	AAA(b)	5.000%	06/15/20	2,000	2,191,380
Illinois St., GO,
Rfdg., A.G.C.,	Aa3	5.000%	01/01/23	3,000	3,050,280
Ser. 1st, A.G.C.,	Aa3	5.250%	04/01/22	2,500	2,549,075
Illinois Toll Hwy. Auth. Rev.,
Ser. B	Aa3	5.500%	01/01/33	2,000	2,099,080
Sr. Priority, Sr. A-1, A.G.C.	Aa3	5.000%	01/01/24	5,000	5,179,850
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., Cap. Apprec. McCormick Place Expansion,
Ser. A, NATL	A2	5.250%	06/15/42	8,500	8,257,495
Ser. A, NATL	A2	6.380%(c)	12/15/34	10,000	2,209,300
Ser. A, NATL	A2	6.470%(c)	06/15/37	7,500	1,383,825

					66,495,291

Indiana — 0.8%
Indiana St. Fin. Auth., Var. Duke Energy Ind., Ser. B	A(b)	6.000%	08/01/39	1,000	1,070,300
Indianapolis Loc. Pub. Impt. Bd. Bk. Wtr. Wks. Proj., Ser. A	A1	5.750%	01/01/38	1,000	1,049,330
Indianapolis Loc. Pub. Impt. Arpt. Auth. Rev., Ser. F, A.M.B.A.C., A.M.T.	A1	5.000%	01/01/36	5,000	4,636,150

					6,755,780

Kansas — 1.2%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Health	Aa3	5.750%	11/15/38	1,000	1,074,520
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev.,
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.700%	12/01/27	1,035	1,098,301
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.750%	06/01/27	995	1,057,078
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.850%	12/01/27	985	1,048,887
Wyandotte Cnty. Kansas City Unified Gov. Util. Sys. Rev., Rfdg., Ser. 2004, A.M.B.A.C.	A+(b)	5.650%	09/01/19	5,000	5,637,750

					9,916,536

Kentucky — 1.3%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro. Med. Health Sys., Ser. A	Baa2	6.375%	06/01/40	3,500	3,566,115
Kentucky St. Ppty. & Bldgs. Commn. Rev., Proj. No 93, Rfdg., A.G.C.	Aa2	5.250%	02/01/28	5,500	5,836,930
Owen Cnty. Wtrwks. Sys. Rev.,
Amer. Wtr. Co. Proj., Ser. A	Baa2	6.250%	06/01/39	500	529,020
Var. Amer. Wtr. Co., Ser. B	Baa2	5.625%	09/01/39	500	504,595

					10,436,660

Louisiana — 1.7%
Lafayette Utils. Rev., Ser. 2010	A1	5.000%	11/01/33	1,500	1,506,930
Louisiana Loc. Govt. Environ. Facs. & Cmnty. Dev. Auth., Jefferson Parish., Ser. A	Aa2	5.375%	04/01/31	1,000	1,040,450
Louisiana Pub. Facs. Auth. Rev., Energy Louisiana LLC, Proj.	A3	5.000%	06/01/30	1,000	967,340
Louisiana Pub. Facs. Auth. Hosp. Rev.,
Franciscan Missionaries	A2	6.750%	07/01/39	1,000	1,068,350
Lafayette Gen. Med. Ctr., Rfdg.	A3	5.500%	11/01/40	500	486,395
Louisiana St. Citizens Pty. Inc., Corp. Assmt. Rev., Rmkt., Ser. C-2, A.G.C.	Aa3	6.750%	06/01/26	2,000	2,320,860
New Orleans, GO, Rfdg., NATL	A3	5.250%	12/01/22	3,540	3,680,715
Tobacco Settlement Fin. Corp. Rev., Asset Bkd., Ser. 2001B	Baa3	5.500%	05/15/30	2,955	2,959,817

					14,030,857

Maryland — 0.4%
Frederick Cnty. Spl. Oblig., Urbana Cmnty. Dev. Auth. Rev., Ser. A	NR	5.000%	07/01/40	2,000	1,928,140
Maryland St. Indl. Dev. Fin. Auth., Synagro Baltimore, Ser. A, Rfdg., A.M.T.	NR	5.250%	12/01/13	600	611,160
Takoma Park Hosp. Facs. Rev., Washington Adventist Hosp., E.T.M., A.G.C.(h)	Aa3	6.500%	09/01/12	425	453,726

					2,993,026

Massachusetts — 4.9%
Boston Ind. Dev. Fin. Auth. Swr. Facs. Rev., Harbor Elec. Energy Co. Proj., A.M.T.	Aa3	7.375%	05/15/15	690	692,822
Massachusetts Bay Trans. Auth. Rev.,
Assmt., Ser. A	Aaa	5.250%	07/01/34	2,000	2,104,620
Mass. Sales Tax, Ser. B, NATL	Aa1	5.500%	07/01/27	1,325	1,546,593
Massachusetts Edl. Fin. Auth. Rev., Ser. B, A.M.T.	AA(b)	5.500%	01/01/23	1,000	1,014,940
Massachusetts St., GO,
Cons. Ln., Ser. C, A.G.C.	Aa1	5.000%	08/01/19	2,000	2,269,180
Fltg.-Cons. Ln., Ser. A, NATL	Aa1	0.762%(d)	05/01/37	5,000	3,872,950
Ser. B, A.G.C.	Aa1	5.250%	09/01/24	9,000	10,474,560
Massachusetts St. Health & Edl. Facs. Auth. Rev.,
Harvard Univ., Ser. A	Aaa	5.500%	11/15/36	3,500	3,824,835
Lowell Gen. Hosp., Ser. C	Baa1	5.125%	07/01/35	2,000	1,881,500
Partners Healthcare, Ser. J1	Aa2	5.000%	07/01/39	2,500	2,444,100
Tufts Univ., Ser. M	Aa2	5.500%	02/15/28	3,000	3,478,260
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., A.M.T., NATL	A3	5.000%	07/01/32	5,000	4,603,150

Massachusetts St. Wtr. Poll. Abatement Tr. St. Revolving Fd., Ser. 14	Aaa	5.000%	08/01/38	2,000	2,072,460

					40,279,970

Michigan — 1.9%
Detroit District St. Aid, GO	Aa3	5.250%	11/01/35	500	485,770
Detroit Sewer Disp. Rev., Sr. Lien-Remkt., Ser. 2003B, A.G.C.	Aa3	7.500%	07/01/33	1,000	1,181,540
Detroit Wtr. Supply Sys., Ser. B, NATL (Pre-refunded Date 07/01/13)(h)	A(b)	5.250%	07/01/32	5,500	6,104,175
Michigan St. Hosp. Fin. Auth. Rev.,
Henry Ford Health, Ser. A	A1	5.250%	11/15/46	2,000	1,779,240
McLaren Healthcare	Aa3	5.750%	05/15/38	1,000	1,026,780
Michigan St. Strategic Fd. Ltd. Oblig. Rev., Adj. Rfdg. Dow Chemical Rmkt., Ser. B	A-3	6.250%	06/01/14	1,000	1,103,760
Okemos Pub. Sch. Dist., GO,
C.A.B.S., NATL	Aa3	1.760%(c)	05/01/12	1,100	1,073,083
C.A.B.S., NATL	Aa3	2.090%(c)	05/01/13	1,000	951,170

Royal Oak Hosp. Fin. Auth. Rev., William Beaumont, Rfdg., Ser. W	A1	6.000%	08/01/39	2,000	2,015,920

					15,721,438

Minnesota — 0.3%
Southern Minn. Mun. Pwr. Agy. Pwr. Supply Sys. Rev., Ser. A	A1	5.250%	01/01/30	2,000	2,075,940
St. Paul Minn. Hsg. & Redev. Auth. Healthcare Rev., Allina Health Sys., Ser. A-1	A1	5.250%	11/15/29	750	752,640

					2,828,580

Nevada — 0.4%
Clark Cnty. Passenger Facs. Charge Rev., Las Vegas McCarran Int’l. Arpt., Ser. A	Aa3	5.125%	07/01/34	3,000	2,961,450

New Hampshire — 0.8%
Manchester Hsg. & Redev. Auth. Rev., Ser. B, C.A.B.S., A.C.A.	Caa1	8.540%(c)	01/01/24	4,740	1,620,985
New Hampshire Health & Edl. Facs. Auth. Rev.,
Dartmouth Hitchcock	A+(b)	6.000%	08/01/38	1,750	1,847,808
New Hampshire College (Pre-refunded Date 01/01/11)(h)	BBB(b)	7.500%	01/01/31	3,000	3,048,270

					6,517,063

New Jersey — 6.4%
Cape May Cnty. Ind. Poll. Ctrl., Fin. Auth. Rev., Atlantic City Elec. Co., Ser. A, NATL	Baa1	6.800%	03/01/21	2,615	3,199,243
Clearview Reg. High Sch. Dist., GO, NATL	NR	5.375%	08/01/15	1,205	1,331,007
Jackson Twnshp. Sch. Dist., GO, NATL	A(b)	6.600%	06/01/11	1,600	1,645,376
Jersey City Sew. Auth., Swr. Rfdg., A.M.B.A.C.	NR	6.250%	01/01/14	4,255	4,542,553
New Jersey Econ., Dev. Auth. Rev.,
Cigarette Tax	Baa3	5.500%	06/15/24	1,000	968,450
Cigarette Tax	Baa3	5.625%	06/15/19	1,750	1,750,367
Cigarette Tax	Baa3	5.750%	06/15/34	1,750	1,640,782
First Mtge. - Franciscan Oaks	NR	5.700%	10/01/17	2,040	2,004,790
First Mtge. - Keswick Pines	NR	5.750%	01/01/24	1,750	1,535,083
Masonic Charity Fdn. Proj.	A-(b)	5.875%	06/01/18	250	258,080
Masonic Charity Fdn. Proj.	A-(b)	6.000%	06/01/25	1,150	1,172,954
New Jersey Econ. Dev. Auth. Wtr. Facs. Rev., Amern. Wtr. Co., Rfdg., Ser. D, A.M.T.	A2	4.875%	11/01/29	1,000	930,370
New Jersey Health Care Facs. Fin. Auth. Rev.,
Atlantic City Med. Ctr. (Pre-refunded Date 07/01/12)(h)	A+(b)	6.250%	07/01/17	1,740	1,890,023
Atlantic City Med. Ctr., Unrefunded Bal.	A1	6.250%	07/01/17	2,185	2,288,919
Hackensack Univ. Med., Rfdg.	Baa1	5.000%	01/01/34	500	470,000
Holy Name Med. Ctr., Rfdg.	Baa2	5.000%	07/01/25	1,625	1,556,717
South Jersey Hosp. (Pre-refunded Date 07/01/12)(h)	A2	6.000%	07/01/26	2,565	2,784,154
South Jersey Hosp. (Pre-refunded Date 07/01/12)(h)	A2	6.000%	07/01/32	2,000	2,170,880
Virtua Health, A.G.C.	AA+(b)	5.500%	07/01/38	2,000	2,101,780

New Jersey St. Tpke. Auth., Tpke. Rev., Growth & Income Secs., Ser. B, A.M.B.A.C., C.A.B.S. (Converts to 5.15% on 01/01/15)	A3	5.170%(c)	01/01/35	3,000	2,440,050
New Jersey St. Trans. Trust Fund Auth. Rev.,
Ser. A	Aa3	5.875%	12/15/38	3,000	3,237,900
Ser. A	Aa3	5.500%	12/15/23	6,000	6,644,520
Rutgers - St. Univ. of NJ, Ser. A	Aa2	6.400%	05/01/13	1,095	1,166,317
Tobacco Settlement Fin. Corp. Rev., Asset Bkd.,
(Pre-refunded Date 06/01/12)(h)	Aaa	6.000%	06/01/37	400	432,472
(Pre-refunded Date 06/01/12)(h)	Aaa	6.125%	06/01/42	2,000	2,166,100
Ser. 1A	Baa3	4.500%	06/01/23	455	406,652
Ser. 1A	Baa3	4.625%	06/01/26	1,000	805,930
Ser. 1A	Baa3	5.000%	06/01/41	2,500	1,598,775

					53,140,244

New Mexico — 0.3%
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser. E, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AAA(b)	5.500%	07/01/35	1,230	1,311,549
New Mexico St. Hosp. Equip. Ln. Council Hosp. Rev., Presbyterian Healthcare	Aa3	5.000%	08/01/39	1,250	1,229,338

					2,540,887

New York — 9.1%
Brooklyn Arena Loc. Dev. Corp., Barclays Ctr. Proj.	Baa3	6.375%	07/15/43	750	776,940
Long Island Pwr. Auth. Elec. Sys. Rev.,
Ser. A	A3	6.000%	05/01/33	1,000	1,087,320
Ser. A	A3	6.250%	04/01/33	500	551,815
Ser. A, B.H.A.C.	Aa1	5.500%	05/01/33	2,000	2,147,500
Metropolitan Trans. Auth. Rev.,
Svc. Contract, Ser. A, NATL	Aa3	5.500%	07/01/20	2,500	2,644,575
Svc. Contract, Ser. B, NATL	Aa3	5.500%	07/01/19	5,000	5,293,600
Svc. Contract, Ser. B, NATL	Aa3	5.500%	07/01/23	7,285	7,657,555
Ser. D	A2	5.250%	11/15/40	2,000	1,982,060
Ser. 2008C	A2	6.500%	11/15/28	2,500	2,824,175
Monroe Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Rfdg., Highland Hosp. Rochester	A2	5.000%	08/01/22	2,000	2,016,260
New York City, GO,
Ser. E	Aa2	5.000%	08/01/17	6,000	6,904,080
Ser. I-1	Aa2	5.250%	04/01/28	2,000	2,131,800
New York City Tr. Cultural Res. Rev., Julliard Sch., Ser. A	Aa2	5.000%	01/01/39	2,500	2,585,550
New York City Ind. Dev. Agcy. Spl. Fac. Rev., Terminal One Group Assn. Proj., A.M.T.	A3	5.500%(d)	01/01/24	1,500	1,514,475
New York City Mun. Wtr. Fin. Auth., Rev., Wtr. & Swr., Fiscal 2009, Ser. A	Aa1	5.750%	06/15/40	1,000	1,085,830
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Fiscal 2009, Ser. S-3	Aa3	5.250%	01/15/39	1,500	1,548,960
New York St. Dorm. Auth. Lease Rev., Ser. B (Mandatory Put Date 07/01/13)	Aa2	5.250%(d)	07/01/29	3,000	3,285,090
New York St. Dorm. Auth. Rev.,
City Univ. Sys. Cons., Ser. B	Aa3	6.000%	07/01/14	2,070	2,237,401
Mental Health Svcs. Facs. Impvt., Ser. B	Aa3	6.500%	08/15/11	3,000	3,120,000
Non St. Supported Debt Mount Sinai Sch. Med., Ser. A	A3	5.000%	07/01/21	1,000	1,070,710
Rochester Inst. Tech.,
Ser. A, A.M.B.A.C.	A1	5.250%	07/01/20	2,100	2,362,416
Ser. A, A.M.B.A.C.	A1	5.250%	07/01/21	2,000	2,232,280
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin.,
New York City Mun. Wtr. Proj.	Aaa	5.000%	06/15/34	2,000	2,022,120
Ser. B	Aaa	5.500%	10/15/23	3,750	4,464,263
Ser. E	Aaa	6.500%	06/15/14	35	35,169
New York St. Hsg. Fin. Agcy. Rev., St. Univ. Constr., Ser. A, E.T.M.(h)	Aa3	8.000%	05/01/11	470	483,113
New York St. Local Gov’t. Assist. Corp. Rev., Ser. E	Aa2	6.000%	04/01/14	2,945	3,241,237
New York St. Mun. Bond. Bank Agcy. Rev., Spl. Sch. Supply,
Ser. C	A+(b)	5.250%	06/01/22	3,200	3,323,264
Ser. C	A+(b)	5.250%	12/01/22	3,595	3,737,973
Suffolk Cnty. Indl. Dev. Agy. Rev., Keyspan-Port Jefferson, A.M.T.	Baa1	5.250%	06/01/27	1,000	961,580

					75,329,111

North Carolina — 2.1%
North Carolina Eastern Mun. Powr. Agcy., Powr. Sys. Rev.,
A.G.C.	Aa3	6.000%	01/01/19	500	561,460
A.M.B.A.C.	Baa1	6.000%	01/01/18	1,000	1,186,690
Ser. A (Pre-refunded Date 01/01/22)(h)	Aaa	6.000%	01/01/26	650	821,496
Ser. A, E.T.M.(h)	Baa1	6.400%	01/01/21	1,000	1,229,550
Ser. A, E.T.M.(h)(i)	Aaa	6.500%	01/01/18	2,635	3,398,623
Ser. A, NATL, Unrefunded Bal.	Baa1	6.500%	01/01/18	1,005	1,224,422
North Carolina Med. Care Commn. Hosp. Rev., Baptist Hosp., Rfdg.	Aa3	5.000%	06/01/34	5,285	5,285,000
North Carolina Med. Care Commn. Healthcare Facs. Rev., Novant Health Oblig., Ser. A	A1	4.750%	11/01/43	3,000	2,666,820
Pitt Cnty. Rev., Mem. Hosp., E.T.M.(h)	Aaa	5.250%	12/01/21	1,000	1,064,860

					17,438,921

North Dakota — 0.9%
Mclean Cnty. Solid Wste. Facs. Rev., Great River Energy Proj., Ser. A	A3	4.875%	07/01/26	1,000	988,130
Mercer Cnty. Poll. Control Rev., Antelope Valley Station, A.M.B.A.C.	A+(b)	7.200%	06/30/13	6,450	6,833,130

					7,821,260

Ohio — 3.9%
American Mun. Pwr., Inc., Ser. A	A2	5.000%	02/01/13	2,500	2,662,950
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo,
Ser. A	Baa3	6.500%	06/01/47	4,250	3,278,960
Ser. A-2	Baa3	5.125%	06/01/24	5,690	4,676,839
Ser. A-2	Baa3	5.875%	06/01/30	1,500	1,161,015
Ser. A-2	Baa3	5.875%	06/01/47	1,000	701,860
Columbus Citation Hsg. Dev. Corp., Mtge. Rev., F.H.A. (Pre-refunded Date 01/01/15)(h)	NR	7.625%	01/01/22	1,345	1,603,738
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa1	7.500%	01/01/30	5,000	5,052,400
Hamilton Cnty. Sales Tax Rev., Sub. Ser. B, A.M.B.A.C., C.A.B.S.	A1	4.640%(c)	12/01/20	2,000	1,271,120
Hilliard Sch. Dist. Sch. Impvt., GO, C.A.B.S., NATL	Aa1	3.390%(c)	12/01/19	1,720	1,274,228
Lucas Cnty. Healthcare Facs. Rev., Sunset Retirement Impvt., Ser. A, Rfdg.	NR	6.625%	08/15/30	1,000	1,003,050
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare Group, Ser. B, A.M.B.A.C.	NR	5.000%	11/15/21	3,935	4,023,262
Montgomery Cnty. Rev., Miami Valley Hosp., Ser. A	Aa3	6.250%	11/15/39	500	519,815
Ohio St. Air Quality Dev. Auth. Rev., Poll. Ctl. First Energy, Rfdg., Ser. C	Baa1	5.625%	06/01/18	500	550,345
Ohio St. Higher Ed. Facs. Cmnty. Rev., Case Western Reserve Univ., Ser. B	A1	6.500%	10/01/20	750	899,272
Ohio St. Wtr. Dev. Auth. Rev.,
Poll. Ctl. First Energy, Rfdg., Ser. A (Mandatory Put Date 06/01/16)	Baa1	5.875%(d)	06/01/33	500	551,945
Poll. Ctl. Ln. Fd. Wtr. Quality, Ser. A	Aaa	5.000%	12/01/29	2,150	2,287,793
Ohio St. Wtr. Dev. Auth. Solid Wste. Rev., Allied Wste. N. A., Inc. Proj., Ser. A, A.M.T.	BBB(b)	5.150%	07/15/15	750	759,277

					32,277,869

Oklahoma — 0.1%
Tulsa Airpts. Impt. Tr. Gen. Rev., Ser. A	A3	5.375%	06/01/24	1,000	1,016,560

Oregon — 0.4%
Oregon St. Dept. Trans. Hwy. User Tax Rev., Sr. Lien., Ser. A	Aa1	5.000%	11/15/33	3,500	3,639,405

Pennsylvania — 5.3%
Allegheny Cnty. San. Auth. Swr. Rev., NATL, Unrefunded Bal.	A1	5.500%	12/01/30	460	464,664
Berks Cnty. Mun. Auth. Hosp. Rev., Reading Hosp. Med. Ctr. Proj., NATL	Aa3	5.700%	10/01/14	880	951,782
Bucks Cnty. Wtr. & Swr. Auth. Rev., Ser. A, A.M.B.A.C.	A+(b)	5.375%	06/01/16	1,080	1,138,558
Delaware River Port Auth. Rev., PA & NJ Port Dist. Proj.,
Ser. B, A.G.C.	Aa3	5.625%	01/01/26	5,000	5,004,450
Ser. B, A.G.C.	Aa3	5.700%	01/01/22	1,000	1,001,400
Erie Parking Auth. Facs. Rev. Gtd., A.G.C. (Pre-refunded Date 09/01/13)(h)	Aa3	5.000%	09/01/26	65	72,450
Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Center (Pre-refunded Date 01/01/14)(h)	NR	6.000%	01/01/43	2,500	2,873,150
Northampton Cnty. Higher Ed. Auth. Rev., Moravian Coll., A.M.B.A.C.	NR	6.250%	07/01/11	590	605,582
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Rfdg., Colver Proj.,
Ser. F, A.M.B.A.C., A.M.T.	Ba1	4.625%	12/01/18	3,500	3,232,040
Ser. F, A.M.B.A.C., A.M.T.	Ba1	5.000%	12/01/15	3,000	2,914,020
Pennsylvania Econ. Dev. Fin. Auth. Wtr. Rev., Aqua PA Inc., Rfdg. Proj., Ser. A, A.M.T.	NR	5.000%	12/01/34	2,000	1,948,180
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev.,
A.M.B.A.C.	A1	5.500%	07/01/17	9,000	9,484,200
A.M.B.A.C.	A1	5.500%	07/01/20	2,750	2,860,082
Philadelphia Auth. Indl. Dev. Rev., Please Touch Museum Proj., Ser. B	BBB-(b)	5.250%	09/01/31	1,000	838,600
Philadelphia Gas Wks. Rev., Ser. 9	Baa2	5.250%	08/01/40	500	477,840

Philadelphia GO, Ser. B, A.G.C.	Aa3	7.125%	07/15/38	1,500	1,687,320
Philadelphia Hosps. & Higher Ed. Facs. Auth. Hosp. Rev., Grad. Health Sys., Oblig. Gp. (original cost $1,820,479; purchased 04/25/96 - 07/02/98)(e)(f)(g)	NR	7.250%	07/01/18	1,803	18
Pittsburgh Urban. Redev. Auth., Wtr. & Swr. Sys. Rev., Unrefunded Bal. Rfdg., Ser. A, NATL	Baa1	6.500%	09/01/13	2,220	2,357,795
Pittsburgh Wtr. & Swr. Auth. Sys. Rev., Ser. A, F.G.I.C., E.T.M.(h)	NR	6.500%	09/01/13	1,780	1,948,886
Unity Twnshp. Mun. Auth., Gtd. Swr. Rev., A.M.B.A.C., C.A.B.S., E.T.M.(h)	NR	0.970%(c)	11/01/12	1,035	1,016,008
Washington Cnty. Hosp. Auth. Rev., Monongahela Valley Hosp.	A3	6.250%	06/01/22	2,400	2,467,728

					43,344,753

Puerto Rico — 2.7%
Puerto Rico Comnwlth., GO	A3	6.000%	07/01/39	800	833,144
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev.,
Rfdg., Ser. CC	A2	5.500%	07/01/28	2,500	2,582,700
Ser. G, F.G.I.C.	A3	5.250%	07/01/18	2,250	2,297,835
Ser. J (Pre-refunded Date 07/01/14)(h)	A3	5.500%	07/01/23	1,320	1,516,627
Ser. K	A3	5.000%	07/01/14	2,000	2,138,220
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX	A3	5.250%	07/01/40	2,000	1,970,360
Puerto Rico Mun. Fin. Agcy., GO	A3	5.000%	08/01/12	1,000	1,047,440
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Govt. Fasc., Rfdg., Ser. P	A3	6.750%	07/01/36	1,000	1,091,000
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev.,
First Sub., Ser. A	A1	5.500%	08/01/42	1,750	1,768,690
First Sub., Ser. A	A1	5.750%	08/01/37	1,600	1,650,512
First Sub., Ser. A	A1	6.000%	08/01/42	2,800	2,950,500
First Sub., Ser. C	A1	5.250%	08/01/41	2,500	2,462,325

					22,309,353

Rhode Island — 0.9%
Rhode Island Health & Ed. Bldg. Corp. Higher Ed. Fac. Rev.,
Brown Univ.	Aa1	5.000%	09/01/37	5,000	5,111,700
Lifespan Oblig., Ser. A., A.G.C.	Aa3	7.000%	05/15/39	2,000	2,271,020

					7,382,720

South Carolina — 0.9%
Florence Cnty. Hosp. Rev., McLeod Reg. Med. Ctr., Ser. A	A+(b)	5.000%	11/01/37	1,500	1,417,320
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. & Impvt., Palmetto Health, Ser. C (Pre-refunded Date 08/01/13)(h)	Baa1	6.875%	08/01/27	2,655	3,053,542
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A	Aa2	5.500%	01/01/38	2,500	2,674,775

					7,145,637

South Dakota — 0.2%
Ed. Enhancement Fin. Fdg. Corp. Rev., Tobacco, Ser. B	Baa3	6.500%	06/01/32	1,000	1,005,020
South Dakota Health & Edl. Facs. Auth. Rev., Sanford Health	A1	5.500%	11/01/40	625	629,350

					1,634,370

Tennessee — 0.6%
Knox Cnty. Tenn. Health Edl. & Hsg. Facs. Brd. Hosp. Facs., Covenant Health Rev., Rfdg. & Impt. Ser. A, C.A.B.S.	A-(b)	6.280%(c)	01/01/35	1,000	230,420
Memphis Shelby Cnty. Arpt. Auth. Rev., Rfdg., Ser. B, A.M.T.	A2	5.750%	07/01/25	1,000	1,037,230
Tennessee Energy Acquisition Corp. Gas Rev.,
Ser. C	Baa1	5.000%	02/01/18	2,000	2,027,760
Ser. C	Baa1	5.000%	02/01/22	1,000	982,060
Ser. C	Baa1	5.000%	02/01/25	1,000	970,300

					5,247,770

Texas — 6.3%
Austin Elec. Util. Sys. Rev., Rfdg., Ser. A, A.M.B.A.C	A1	5.000%	11/15/22	4,610	4,891,072
Austin Tex. Wtr. & Wstewtr. Sys. Rev., Austin Wtr. & Swr., Ser. A	Aa2	5.125%	11/15/29	2,000	2,088,280
Brazos River Auth. Poll. Ctl. Rev.,
TXU Energy Co. LLC Proj., Ser. D (Mandatory put date 10/01/14)	Ca	5.400%(d)	10/01/29	1,000	375,000
TXU Rmkt., A.M.T.	Ca	5.400%	05/01/29	1,500	479,985

Harris Cnty. Cultural Edu. Facs. Fin. Corp. Rev.,
Childrens Hosp. Proj.	Aa2	5.000%	10/01/29	1,500	1,516,995
Childrens Hosp. Proj.	Aa2	5.500%	10/01/39	1,500	1,534,635
Methodist Hosp. Sys., Ser. B	AA(b)	5.500%	12/01/18	1,000	1,147,570
Harris Cnty. Indl. Dev. Corp., Solid Wste. Disp. Rev., Deer Park Fing. Proj., LP	A-1	5.000%	02/01/23	750	762,892
Houston Arpt. Sys. Rev.,
E.T.M.(h)	Aaa	7.200%	07/01/13	1,525	1,679,955
Sr. Lien, Rfdg., Ser. A	Aa3	5.500%	07/01/39	1,000	1,044,670
Houston Util. Sys. Rev., Rfdg. Comb., 1st Lien, Ser. A, A.G.C.	Aa2	5.250%	11/15/33	1,510	1,573,797
Lower Colo. Riv. Auth. Tex. Rev., L.C.R.A. Trans. Svcs.,
Rfdg., B.H.A.C.	Aa1	5.250%	05/15/28	2,000	2,112,260
Rfdg.	A1	5.750%	05/15/28	3,205	3,367,782
North Tex. Twy. Auth. Rev.,
First Tier, Rfdg.	A2	6.000%	01/01/38	1,000	1,019,640
First Tier, Rfdg., Ser. A	A2	5.750%	01/01/40	1,500	1,489,425
First Tier, Rfdg., Ser. C	A2	5.250%	01/01/44	2,250	2,050,313
First Tier, Ser. A	A2	6.250%	01/01/39	1,500	1,558,665
Second Tier, Rfdg., Ser. F	A3	5.750%	01/01/38	2,500	2,499,850
Sabine River Auth. Poll Ctl. Rev., TXU Energy Co. LLC Proj., Ser. B	Ca	6.150%	08/01/22	1,000	400,010
San Antonio Elec. & Gas Sys.,	Aa1	5.000%	02/01/29	1,695	1,784,530
Ser. A	Aa1	5.000%	02/01/21	5,000	5,440,300
Tarrant Cnty. Cultural Edu. Facs. Fin. Corp. Hosp. Rev., Scott & White Healthcare	A1	5.250%	08/15/40	2,500	2,444,600
Tarrant Cnty. Cultural Edu. Facs. Fin. Corp. Rev., Texas Health Resources	Aa3	5.000%	11/15/40	2,500	2,431,850
Texas Private Activity Surface Trans. Corp., Sr. Lien LBJ Infrastructure	Baa3	7.000%	06/30/40	2,500	2,581,275
Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev., Edu.-Idea. Pub. Sch. Proj., Ser. A, A.C.A.	BBB(b)	5.000%	08/15/30	1,000	844,360
Texas St. Pub. Fin. Auth. Rev., Southern Univ. Fin. Sys., NATL	Baa1	5.500%	11/01/18	2,240	2,240,179
Texas St. Vets. Hsg. Assistance Proj. Fdg., Ser. II-A, GO	AA+(b)	5.250%	12/01/23	2,500	2,821,900

					52,181,790

Utah — 0.9%
Intermountain Power Agcy., Utah Pwr., Supply Rev., A.M.B.A.C.	A1	5.000%	07/01/17	5,000	5,717,400
Riverton Hosp. Rev., I.H.C. Health Svcs., Inc.	Aa1	5.000%	08/15/41	1,500	1,505,145

					7,222,545

Virgin Islands — 0.2%
Virgin Islands Pub. Fin. Auth. Rev., Sr. Lien Matching Fund Loan, Note A	Baa2	5.250%	10/01/21	1,500	1,540,470

Virginia — 1.6%
Gloucester Cnty. Ind. Dev. Auth., Sld. Wste. Disp. Rev., Wste. Mgmt. Services, Ser. A, A.M.T. (Mandatory Put Date 05/01/14)	BBB(b)	5.125%(d)	09/01/38	2,300	2,428,133
Richmond Met. Auth. Expy. Rev., Rfdg., NATL	A(b)	5.250%	07/15/17	5,775	6,460,319
Roanoke Econ. Dev. Auth. Hosp. Rev., Carolina Clinic Oblig., Rfdg.	A1	5.000%	07/01/33	1,500	1,483,920
Sussex Cnty. Ind. Dev. Auth. Sld. Wste. Disp. Rev., Atlantic Wste., Ser. A, A.M.T.(Mandatory Put Date 05/01/14)	BBB(b)	5.125%(d)	06/01/28	1,400	1,477,994
Tobacco Settlement Fin. Corp. Rev., Asset Bkd. (Pre-refunded Date 06/01/15)(h)	Aaa	5.625%	06/01/37	1,000	1,180,870

					13,031,236

Washington — 2.8%
FYI Properties Lease Rev., Washington St. Dist. Proj.	AA(b)	5.500%	06/01/39	1,000	1,033,590
Port Seattle Wash. Rev., Rfdg., Intermediate Lien,
Ser. B	Aa3	5.000%	06/01/40	2,000	2,006,000
Ser. B, A.M.T.	Aa3	5.000%	02/01/24	2,500	2,517,675
X.L.C.A.	Aa3	5.000%	02/01/28	3,000	3,083,640

Skagit Cnty. Skagit Hsp. Dist. No.1 Rev., Ser. 2010	Baa2	5.750%	12/01/35	625	596,350
Snohomish Cnty., Pre-refunded Ltd. Tax (Pre-refunded Date 12/01/11)(h)	Aa2	5.375%	12/01/19	220	231,011
Tobacco Settlement Auth. Rev., Asset Bkd.	Baa3	6.500%	06/01/26	1,635	1,663,858
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Resh. Pptys. II,
NATL	Aa1	5.000%	06/01/21	2,665	2,853,469
NATL	Aa1	5.000%	06/01/22	2,570	2,729,571
Washington St. Healthcare Facs. Auth. Rev.,
Overlake Hosp. Med. Ctr.	A3	5.500%	07/01/30	1,115	1,125,693
Providence Health & Svcs., Ser. A	Aa2	5.000%	10/01/39	3,500	3,478,580
Providence Healthcare, Ser. A, F.G.I.C. (Pre-refunded Date 10/01/16)(h)	Aa2	5.000%	10/01/36	85	100,598
Seattle Childrens Hospital	Aa3	5.625%	10/01/38	1,250	1,302,437

					22,722,472

West Virginia — 0.1%
West Virginia St. Wtr. Dev. Auth., Loan Proj. III, Ser. B, A.M.B.A.C., A.M.T.	A(b)	5.875%	07/01/20	1,015	1,026,439

Wisconsin — 0.5%
Wisconsin St. Gen. Rev., Ser. A, St. Approp.	Aa3	5.750%	05/01/33	2,000	2,148,860
Wisconsin St. Health & Edl. Facs. Auth. Rev., Marshfield Clinic, Ser. B	BBB+(b)	6.000%	02/15/25	2,000	2,012,920

					4,161,780

Wyoming — 0.1%
Campbell Cnty. Solid Wst. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	A1	5.750%	07/15/39	500	533,560

TOTAL LONG-TERM INVESTMENTS (cost $798,391,766)					809,799,690

SHORT-TERM INVESTMENTS — 0.7%
California — 0.5%
Sacramento Cnty. Santn. Dist. Fin. Auth. Rev., Sub. Lien Santn. Dist., Rfdg.,
Ser. A, F.R.D.D.	VMIG1	0.270%(d)	12/01/36	3,050	3,050,000
Ser. C, F.R.D.D.	VMIG1	0.270%(d)	12/01/38	600	600,000
Ser. D, F.R.D.D.	VMIG1	0.270%(d)	12/01/39	550	550,000

					4,200,000

Texas — 0.2%
Dallas Performing Arts Cultural Facs. Corp., Cultural Var. Dallas Arts Ctr. Fdtn., Ser. B, F.R.D.D.	VMIG1	0.200%(d)	09/01/41	1,300	1,300,000

TOTAL SHORT-TERM INVESTMENTS (cost $5,500,000)					5,500,000

TOTAL INVESTMENTS — 98.7% (cost $803,891,766)(j)					815,299,690
OTHER ASSETS IN EXCESS OF LIABILITIES(k) 1.3%					10,379,392

NET ASSETS — 100.0%					$ 825,679,082

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	The following abbreviations are used in portfolio descriptions:

A.C.A.—American Capital Access Corp.

A.G.C.—Assured Guaranty Corp.

A.M.B.A.C.—American Municipal Bond Assurance Corp.

A.M.T.—Alternative Minimum Tax

B.H.A.C.—Berkshire Hathaway Assurance Corp.

C.A.B.S.—Capital Appreciation Bonds

E.T.M.—Escrowed to Maturity

F.H.A.—Federal Housing Administration

F.H.L.M.C.—Federal Home Loan Mortgage Corp.

F.G.I.C.—Financial Guaranty Insurance Co.

F.N.M.A.—Federal National Mortgage Association

F.R.D.D.—Floating Rate (Daily) Demand Note

G.N.M.A.—Government National Mortgage Association

GO—General Obligation

I.H.C. —Intermountain Healthcare

L.C.R.A. — Lower Colorado River Authority

NATL —National Public Finance Guarantee Corp.

NR — Not Rated by Moody’s or Standard and Poor’s ratings

T.C.R.S.—Transferable Custodial Receipts

U.C.L.A.— University of California, Los Angeles

X.L.C.A.—XL Capital Assurance

†	The ratings reflected are as of November 30, 2010. Ratings of certain bonds may have changed subsequent to that date.
*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(b)	Standard & Poor’s rating.
(c)	Represents a zero coupon bond or step bond. Rate shown reflects the effective yield on November 30, 2010.
(d)	Floating Rate Security. The interest rate shown reflects the rate in effect at November 30, 2010.
(e)	Indicates a security that has been deemed illiquid.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a restricted security; the aggregate original cost of such securities is $2,620,479. The aggregate value of $332,163 is approximately 0.0% of net assets.
(h)	All or partial escrowed to maturity and pre-refunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.
(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(j)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$803,130,998	$32,267,006	$(20,098,314)	$12,168,692

The difference between book basis and tax basis were primarily attributable to differences in the treatment of accreting market discount for book and tax purposes as of the most recent fiscal year end.

(k)	Other assets in excess of liabilities include net unrealized depreciation on financial futures contracts as follows:

Open futures contracts outstanding at November 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2010	Unrealized Depreciation(1)
	Short Positions:
40	5 Year U.S. Treasury Notes	Dec. 2010	$4,790,201	$4,825,000	$(34,799)
5	5 Year U.S. Treasury Notes	Mar. 2011	596,947	599,258	(2,311)
83	10 Year U.S. Treasury Notes	Mar. 2011	10,266,828	10,301,078	(34,250)
128	U.S. Long Bond	Mar. 2011	16,186,098	16,292,000	(105,902)

					$(177,262)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of November 30, 2010.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tool.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2010 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$815,299,690	$—
Other Financial Instruments*
Futures Contracts	(177,262)	—	—

Total	$(177,262)	$815,299,690	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Financial futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

The Fund invests in variable rate securities including “inverse floaters”. The interest rates on inverse floaters have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or value of index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net assets values as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential National Muni Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	January 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	January 25, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	January 25, 2011

*	Print the name and title of each signing officer under his or her signature.